NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Vendors	€ 4,336	€ 1,562
Vendors - accruals	4,785	3,553
Total trade and other payables	9,121	5,115
Social liabilities, taxation and social security	3,554	2,799
Fixed assets payables	0	0
Deferred revenue	420	51
Other payables	59	59
Total other current liabilities	€ 4,033	€ 2,909